Proposed Business Combination	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
B. Riley Principal 150 Merger Corp.[Member]
Business Acquisition [Line Items]
PROPOSED BUSINESS COMBINATION
NOTE 8 — PROPOSED BUSINESS COMBINATION
On October 24, 2021, the Company, entered into an Agreement and Plan of Merger (as amended on December 29, 2021 the “Merger Agreement”) with BRPM Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), and FaZe Clan Inc., a Delaware Corporation (“FaZe”), pursuant to which, subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into FaZe (the “Merger”), with FaZe surviving the merger in accordance with the Delaware General Corporation Law as a wholly owned subsidiary of the Company (the transactions contemplated by the Merger Agreement and the related ancillary agreements, the “Business Combination”). At the closing of the Business Combination (the “Closing”), the Company will change its name to “FaZe Holdings Inc.” (the “Pubco”).
Concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements with investors (including investors related to or affiliated with the Sponsor and an investor related to or affiliated with existing FaZe stockholders) for an aggregate investment $118,000,000 (the “PIPE Investment”). The closing of the PIPE Investment is conditioned upon, among other things, (i) the satisfaction or waiver of all conditions precedent to the Business Combination and the substantially concurrent consummation of the Business Combination, (ii) the accuracy of all representations and warranties of the Company and the PIPE Investors in the subscription agreements, subject to certain bring-down standards, and (iii) the satisfaction of all covenants, agreements, and conditions required to be performed by the Company and the PIPE Investors pursuant to the subscription agreements. The subscription agreements provide for certain customary registration rights for the PIPE Investors. Affiliates of the Sponsor have subscribed to purchase 2,200,000 shares of Class A common stock at $10.00 per share in the PIPE Investment, for an aggregate purchase price of $22,000,000.
The parties have ascribed an equity value of the combined company, following the consummation of the Business Combination, of $987 million, assuming none of the Company’s public stockholders seek to redeem their public shares for a pro rata portion of the funds in the Trust Account.
Merger Agreement
Consideration
In accordance with the terms and subject to the conditions of the Merger Agreement, at the Closing, the Company has agreed to issue to stockholders of FaZe approximately 67,023,763 shares of Pubco common stock at a deemed per share price of $10.00 (“Aggregate Equity Value Consideration”), plus earnout consideration of 6% of the total number of shares of Pubco common stock that are issued and outstanding as of immediately after the Closing (which earnout consideration is subject to forfeiture following Closing if certain price-based vesting conditions are not met during the five years following Closing) (“Aggregate Earnout Consideration”).
Immediately prior to the effective time of the Merger (the “Effective Time”), each outstanding common stock purchase warrant and preferred stock purchase warrant of FaZe will be exercised in full in accordance with its terms, each outstanding share of Series A preferred stock of FaZe will be automatically converted into common stock of FaZe (“FaZe common stock”), and the outstanding principal and accrued interest upon certain convertible promissory notes of FaZe (“FaZe Notes”) shall be converted into FaZe common stock (such exercises and conversions, collectively, the “Company Conversion”). The outstanding principal and accrued interests upon any FaZe Notes that do not convert will be paid in full prior to the Effective Time.
At the Effective Time, each outstanding share of FaZe common stock (including shares of FaZe common stock issued as a result of the Company Conversion) will be automatically converted into the right to receive such number of shares of New FaZe common stock of equal to the Exchange Ratio and such number of shares of New FaZe common stock equal to the Earn-Out Exchange Ratio (which earn-out shares are subject to forfeiture following the completion of the Business Combination if certain price-based vesting conditions are not met during the five-year period beginning on the date that is 90 days after the Closing and ending on the fifth anniversary of the Closing Date) (the “Per Share Merger Consideration”). The “Exchange Ratio” is the quotient obtained by dividing 65,000,000 shares by the fully-diluted number of shares of FaZe common stock outstanding immediately prior to the Effective Time (excluding certain shares, as determined in accordance with the Merger Agreement). BRPM presently estimates that the Exchange Ratio will be approximately 2.30. The “Earn-Out Exchange Ratio” is the quotient obtained by dividing (x) 6% of the total number of shares of New FaZe common stock that are issued and outstanding as of immediately after the Closing by (y)the fully-diluted number of shares of FaZe common stock outstanding immediately prior to the Effective Time (as determined in accordance with the Merger Agreement). BRPM presently estimates that the Earn-Out Exchange Ratio will be approximately 0.23, assuming no redemptions by Public Stockholders. The actual Exchange Ratio and
Earn-Out Exchange
Ratio will be determined at the Closing pursuant to the formula and terms set forth in the Merger Agreement, and may be different from the estimated exchange ratios set forth in this paragraph because the fully-diluted number of shares of FaZe common stock outstanding immediately prior to Closing is subject to change, as additional FaZe Options may vest over time and/or additional FaZe securities may be issued.
At the Effective Time, each restricted share subject to a restricted stock award outstanding under FaZe’s existing incentive plans that is outstanding immediately prior to the Effective Time, will be converted into the right to receive a number of shares of Pubco common stock having the same terms and conditions as were applicable to such restricted stock award immediately prior to the Effective Time (each, a “Pubco Restricted Stock Award”), except that each Pubco Restricted Stock Award shall relate to a number of shares of Pubco common stock equal to the Per Share Merger Consideration. In addition, each FaZe restricted stock award will have the right to receive a portion of the Aggregate
Earn-Out Consideration.
Immediately prior to the Effective Time, seventy-five percent (75%) of each discrete individual grant of the options outstanding under FaZe’s existing incentive plans that remain unvested as of the Effective Time will, automatically and without any required action on the part of the holder thereof, become vested as of the Effective Time (the “Accelerated FaZe Options”). The Accelerated FaZe Options, together with each option outstanding under FaZe’s existing incentive plans that is vested in accordance with its terms as of the Effective Time (including each option that vests or is deemed vested in accordance with its terms in connection with the transactions contemplated by the Merger Agreement) will be referred to collectively as the “Vested FaZe Options.”
At the Effective Time, each option outstanding under FaZe’s existing incentive plans shall be assumed by New FaZe and converted into an option to purchase a number of shares of Pubco common stock equal to the number of shares of FaZe common stock subject to such option immediately prior to the Effective Time multiplied by the Exchange Ratio, and having an exercise price equal to the exercise price immediately prior to the Effective Time divided by the Exchange Ratio. Holders of Vested FaZe Options will also be entitled to receive a number of earn-out shares
equal to the number of Net Vested Company Option Shares (as defined in the Company’s Registration Statement on
Form S-4/A
filed with the SEC on April 29, 2022) underlying such Vested FaZe Options multiplied by the
Earn-Out Exchange
Ratio.
The parties to the Merger Agreement have made customary representations, warranties and covenants in the Merger Agreement, including, among others, covenants with respect to the conduct of FaZe and the Company and its subsidiaries prior to the Closing. The Closing is subject to certain customary conditions.
For more information about the Merger Agreement and the Proposed Transaction, see our Registration Statement on
Form S-4 filed
with the SEC on January 7, 2022 (File
No. 333-262047).
Unless specifically stated, this Quarterly Report on
Form 10-Q
(“Quarterly Report”) does not give effect to the Proposed Transaction and does not contain the risks associated with the Proposed Transaction. Such risks and effects relating to the Proposed Transaction are included in the Registration Statement, which includes a preliminary proxy statement/prospectus relating to the Proposed Transaction.
The Closing is expected to occur in the first half of 2022, following the receipt of required approval by the stockholders of the Company and FaZe, required regulatory approvals and the fulfilment of other conditions set forth in the Merger Agreement, and the effectiveness of the registration statement to be filed with the SEC in connection with the proposed Business Combination.

NOTE 9 — PROPOSED BUSINESS COMBINATION
On October 24, 2021, the Company, entered into an Agreement and Plan of Merger (as amended on December 29, 2021 the “
Merger Agreement
”) with BRPM Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“
Merger Sub
”), and FaZe Clan Inc., a Delaware Corporation (“
FaZe
”), pursuant to which, subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into FaZe (the “
Merger
”), with FaZe surviving the merger in accordance with the Delaware General Corporation Law as a wholly owned subsidiary of the Company (the transactions contemplated by the Merger Agreement and the related ancillary agreements, the “
Business Combination
”). At the closing of the Business Combination (the “
Closing
”), the Company will change its name to “FaZe Holdings Inc.” (the “
Pubco
”).
Concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements with investors (including investors related to or affiliated with the Sponsor and an investor related to or affiliated with existing FaZe stockholders) for an aggregate investment $118,000,000 (the “
PIPE Investment
”). The closing of the PIPE Investment is conditioned upon, among other things, (i) the satisfaction or waiver of all conditions precedent to the Business Combination and the substantially concurrent consummation of the Business

Combination, (ii) the accuracy of all representations and warranties of the Company and the PIPE Investors in the Subscription Agreements, subject to certain bring-down standards, and (iii) the satisfaction of all covenants, agreements, and conditions required to be performed by the Company and the PIPE Investors pursuant to the Subscription Agreements. The Subscription Agreements provide for certain customary registration rights for the PIPE Investors. Affiliates of the Sponsor have subscribed to purchase 2,200,000 shares of Class A common stock at $10.00 per share in the PIPE Investment, for an aggregate purchase price of $22,000,000.
The parties have ascribed an equity value of the combined company, following the consummation of the Business Combination, of $987 million, assuming none of the Company’s public stockholders seek to redeem their public shares for a pro rata portion of the funds in the Trust Account.
Merger Agreement
Consideration
In accordance with the terms and subject to the conditions of the Merger Agreement, at the Closing, the Company has agreed to issue to stockholders of FaZe approximately 67,023,763 shares of Pubco common stock at a deemed per share price of $10.00 (“
Aggregate Equity Value Consideration
”), plus earnout consideration of 6% of the total number of shares of Pubco common stock that are issued and outstanding as of immediately after the Closing (which earnout consideration is subject to forfeiture following Closing if certain price-based vesting conditions are not met during the five years following Closing) (“
Aggregate Earnout Consideration
”).
Immediately prior to the effective time of the Merger (the “
Effective Time
”), each outstanding common stock purchase warrant and preferred stock purchase warrant of FaZe will be exercised in full in accordance with its terms, each outstanding share of Series A preferred stock of FaZe will be automatically converted into common stock of FaZe (“
FaZe common stock
”), and the outstanding principal and accrued interest upon certain convertible promissory notes of FaZe (“
FaZe Notes
”) shall be converted into FaZe common stock (such exercises and conversions, collectively, the “
Company Conversion
”). The outstanding principal and accrued interests upon any FaZe Notes that do not convert will be paid in full prior to the Effective Time.
At the Effective Time, each outstanding share of FaZe common stock (including shares of FaZe common stock issued as a result of the Company Conversion) will be automatically converted into the right to receive such number of shares of New FaZe common stock of equal to the Exchange Ratio and such number of shares of New FaZe common stock equal to the
Earn-Out
Exchange Ratio (which
earn-out
shares are subject to forfeiture following the completion of the Business Combination if certain price-based vesting conditions are not met during the five-year period beginning on the date that is 90 days after the Closing and ending on the fifth anniversary of the Closing Date) (the “
Per Share Merger Consideration
”). The “
Exchange Ratio
” is the quotient obtained by dividing 65,000,000 shares by the fully-diluted number of shares of FaZe common stock outstanding immediately prior to the Effective Time (excluding certain shares, as determined in accordance with the Merger Agreement). BRPM presently estimates that the Exchange Ratio will be approximately 2.30. The “
Earn-Out
Exchange Ratio
” is the quotient obtained by dividing (x) 6% of the total number of shares of New FaZe common stock that are issued and outstanding as of immediately after the Closing by (y)the fully-diluted number of shares of FaZe common stock outstanding immediately prior to the Effective Time (as determined in accordance with the Merger Agreement). BRPM presently estimates that the
Earn-Out
Exchange Ratio will be approximately 0.23, assuming no redemptions by Public Stockholders. The actual Exchange Ratio and
Earn-Out
Exchange Ratio will be determined at the Closing pursuant to the formula and terms set forth in the Merger Agreement, and may be different from the estimated exchange ratios set forth in this paragraph because the fully-diluted number of shares of FaZe common stock outstanding immediately prior to Closing is subject to change, as additional FaZe Options may vest over time and/or additional FaZe securities may be issued.

At the Effective Time, each restricted share subject to a restricted stock award outstanding under FaZe’s existing incentive plans that is outstanding immediately prior to the Effective Time, will be converted into the right to receive a number of shares of Pubco common stock having the same terms and conditions as were applicable to such restricted stock award immediately prior to the Effective Time (each, a “
Pubco Restricted Stock Award
”), except that each Pubco Restricted Stock Award shall relate to a number of shares of Pubco common stock equal to the Per Share Merger Consideration. In addition, each FaZe restricted stock award will have the right to receive a portion of the Aggregate
Earn-Out
Consideration.
At the Effective Time, (i) each option outstanding under FaZe’s existing incentive plans that is vested in accordance with its terms as of the Effective Time (including each option that vests or is deemed vested in accordance with its terms in connection with the transactions contemplated by the Merger Agreement) and (ii) 75% of those options that remain unvested as of the Effective Time (collectively, the “
Vested FaZe Options
”) shall, automatically and without any required action on the part of the holder thereof, be cancelled and converted into the right to receive the Per Share Merger Consideration in respect of the net number of shares underlying such Vested FaZe Options as if each such net share was one share of FaZe common Stock issued and outstanding immediately prior to the Effective Time.
At the Effective Time, each option outstanding under FaZe’s existing incentive plans other than a Vested FaZe Option that is outstanding immediately prior to the Effective Time, shall be assumed by the Company and converted into an option to purchase a number of shares of common stock equal to the number of shares of FaZe common stock subject to such option immediately prior to the Effective Time multiplied by the Exchange Ratio, and having an exercise price equal to the exercise price immediately prior to the Effective Time divided by the Exchange Ratio.
The parties to the Merger Agreement have made customary representations, warranties and covenants in the Merger Agreement, including, among others, covenants with respect to the conduct of FaZe and the Company and its subsidiaries prior to the Closing. The Closing is subject to certain customary conditions.
For more information about the Merger Agreement and the Proposed Transaction, see our Registration Statement on
Form S-4
filed with the SEC on January 7, 2022 (File
No. 333-262047).
Unless specifically stated, this Annual Report does not give effect to the Proposed Transaction and does not contain the risks associated with the Proposed Transaction. Such risks and effects relating to the Proposed Transaction are included in the Registration Statement, which includes a preliminary proxy statement/prospectus relating to the Proposed Transaction.
The Closing is expected to occur in the first half of 2022, following the receipt of required approval by the stockholders of the Company and FaZe, required regulatory approvals and the fulfilment of other conditions set forth in the Merger Agreement, and the effectiveness of the registration statement to be filed with the SEC in connection with the proposed Business Combination.